Revenue Recognition - Remaining Performance Obligations, Expected Timing of Satisfaction (Details)	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	68.00%
Duration of expected recognition period for remaining performance obligation	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining Performance Obligations
Percentage of remaining performance obligation expected to be recognized	28.00%
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	3 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining Performance Obligations
Duration of expected recognition period for remaining performance obligation	5 years